Segments Information - Schedule of Reportable Segments (Details) - Reportable Geographical Components [Member] - USD ($)	12 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2023
Product Sales [Member]
Schedule of Reportable Segments [Line Items]
Revenues, net	$ 1,014,034	$ 707,231	$ 648,745
Cost of revenues	129,326	88,983	141,785
Gross profit	884,708	618,248	506,960
Depreciation and amortization	109,369	18,636	4,936
Other (income) expense, net	11,130,126	742,202	558,094
Income tax expenses (benefits)	18,198	(23,992)	(17,163)
Net (loss) income	(10,372,985)	(118,598)	(38,907)
Franchise fees [Member]
Schedule of Reportable Segments [Line Items]
Revenues, net	1,510,809	1,674,620	1,810,357
Cost of revenues	13,200	106,353	169,204
Gross profit	1,497,609	1,568,267	1,641,153
Depreciation and amortization		4,050	15,127
Other (income) expense, net	15,226,929	628,206	388,387
Income tax expenses (benefits)	262,448	338,852	346,690
Net (loss) income	(13,991,768)	597,159	890,949
Consolidated [Member]
Schedule of Reportable Segments [Line Items]
Revenues, net	2,524,843	2,381,851	2,459,102
Cost of revenues	142,526	195,336	310,989
Gross profit	2,382,317	2,186,515	2,148,113
Depreciation and amortization	109,369	22,686	20,063
Other (income) expense, net	26,357,055	1,370,408	946,481
Income tax expenses (benefits)	280,646	314,860	329,527
Net (loss) income	$ (24,364,753)	$ 478,561	$ 852,042